EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Net income for the year		R$ 4,608,790	R$ 4,085,242	R$ 3,420,249
Legal reserve		(230,439)	(204,262)
Total		4,378,351	3,880,980
Tax incentives - not distributable		(10,815)	(10,141)
Adjusted net income		4,367,536	3,870,839
Total, Gross		2,416,639	2,172,145	1,745,925
Interest on equity (gross)		2,416,639	2,172,145
Balance of unallocated net income		1,950,897	1,698,694
Reversal expansion and Modernization Reserve		550,000	700,000
Expired equity instruments		101,778	221,559
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes		(113,811)	(156,266)	R$ 264,990
Income available to be distributed		2,488,864	2,463,987
Expansion and Modernization Reserve		297,000	550,000
Additional proposed dividends	R$ 1,913,987	R$ 2,191,864	R$ 1,913,987
Mandatory minimum dividend - as percentage of adjusted net income		25.00%	25.00%
Mandatory minimum dividend - 25% of adjusted net income		R$ 1,091,884	R$ 967,710
Common shares
EQUITY
Proposed additional dividends per share	R$ 1.06295487663
Total, Gross		R$ 764,136	R$ 686,826
Total proposed dividend for deliberation - per share		R$ 1.217277	R$ 1.062955
Preferred shares
EQUITY
Proposed additional dividends per share	R$ 1.16925036430
Total, Gross		R$ 1,652,503	R$ 1,485,319
Total proposed dividend for deliberation - per share		R$ 1.339005	R$ 1.169250
Percentage of increase in amount allocated to common share		10.00%	10.00%